Debt - Senior Secured Note (Details) $ in Thousands	Jun. 30, 2024 USD ($)	Jan. 26, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 206,313		$ 193,289
Senior Notes
Debt Instrument [Line Items]
Maximum aggregate principal amount		$ 25,773
Potential prepayment premium, percentage		0.0300
Prepayment event, change of control, minimum percentage of disposition of consolidated assets		0.50
Amount of outstanding principal due on each payment date, percentage		0.0100
Period for which outstanding principal triggers a payment		30 days
Senior Notes | LGM Enterprises, LLC
Debt Instrument [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage		1
Senior Notes | FlyExclusive Jet Share, LLC | LGM Enterprises, LLC
Debt Instrument [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage		1
Senior Notes, Purchase or Refinancing of Aircraft
Debt Instrument [Line Items]
Maximum aggregate principal amount		$ 25,000
Senior Notes - Cash Escrow Account
Debt Instrument [Line Items]
Interest Rates		3.00%
Senior Notes - Principal Withdrawn and Released to Borrower
Debt Instrument [Line Items]
Interest Rates		13.00%
Personal Guarantor | Senior Notes
Debt Instrument [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage		0.51